Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses And Other Liabilities
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other liabilities as of December 31 were as follows ($ in millions):

	2014		2013
	Current	Non-Current	Current	Non-Current
Compensation and benefits	$879.5	$328.3	$723.3	$332.7
Restructuring	111.6	—	85.6	—
Claims, including self-insurance and litigation	127.9	86.3	123.3	86.5
Pension and post-retirement benefits	100.1	1,303.1	118.0	848.1
Environmental and regulatory compliance	40.7	78.3	40.9	91.9
Taxes, income and other	589.7	2,557.1	229.9	2,513.1
Deferred revenue	573.1	151.8	524.9	143.7
Sales and product allowances	188.2	2.4	173.1	2.6
Warranty	124.7	12.9	127.4	12.7
Other	456.0	64.2	304.1	49.6
Total	$3,191.5	$4,584.4	$2,450.5	$4,080.9